Other current and non-current liabilities - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current and non-current liabilities
Other non-current liabilities	€ 1,032	€ 1,032
Increase in employee-related payables	700
Decrease in other current liabilities	1,400	1,700	€ (1,300)
Decrease in other miscellaneous liabilities			(3,000)
Increase in VAT payable		€ 1,400	€ 1,200
Licensing and collaboration agreement with CTTQ
Other current and non-current liabilities
Other non-current liabilities	€ 1,000